Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 82,438	$ 46,150
Short-term deposits		81,690
Amounts receivable and prepaid expenses	7,763	8,220
Investment in marketable securities	3,750	3,696
Convertible notes receivable		631
Total current assets	93,951	140,387
Non-current assets
Investment in associate	1,247	1,389
Long-term receivables and other assets	105,947	51,703
Mineral interests, property and equipment	1,128,464	881,497
Reclamation deposits	21,350	20,643
Total non-current assets	1,257,008	955,232
Total assets	1,350,959	1,095,619
Current liabilities
Accounts payable and accrued liabilities	32,734	42,956
Flow-through share premium	5,543	4,183
Lease obligations	373	511
Provision for reclamation liabilities	759	4,343
Total current liabilities	39,409	51,993
Non-current liabilities
Secured note liabilities	573,888	263,541
Deferred income tax liabilities		31,934
Lease obligations	1,063	1,115
Provision for reclamation liabilities	6,676	6,503
Total non-current liabilities	581,627	303,093
Total liabilities	621,036	355,086
Shareholders’ equity	729,923	740,533
Total liabilities and shareholders’ equity	$ 1,350,959	$ 1,095,619